UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21834

YORK ENHANCED STRATEGIES FUND, LLC
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 17TH Floor New York, New York			10153
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 300-1300

David M. Mahle Jones Day 222 East 41ST Street New York, New York 10017

Date of fiscal year end:	December 31, 2009

Date of reporting period:	June 30, 2009

ITEM 1.  REPORTS TO STOCKHOLDERS.

YORK ENHANCED STRATEGIES FUND, LLC

Semi-Annual Report

June 30, 2009

YORK ENHANCED STRATEGIES FUND, LLC

Semi-Annual Report

June 30, 2009 (Unaudited)

YORK ENHANCED STRATEGIES FUND, LLC

Sector Breakdown

June 30, 2009 (Unaudited)

Total Investments by Sector:

The following table represents the Company’s holdings by sector at June 30, 2009 as a percentage of net assets:

Consumer Cyclical	32.7%
Financials	31.2
Communications	18.0
Industrial	14.7
Consumer Non-Cyclical	11.3
Health Care	9.7
Information Technology	9.7
Energy	4.8
Telecommunication Services	2.3
134.4%

The following table represents the Company’s short positions by sector at June 30, 2009 as a percentage of net assets:

Financials	(0.4)%

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2009 (Unaudited)

	Par Value	Description	Value	Percentage of Net Assets

		FIXED INCOME SECURITIES

		COMMUNICATIONS
	$3,000,000	Hughes Networks Systems, 9.50%, due 4/15/14#	$2,910,000
		Intelsat Corporation, ## #
	5,000,000	9.25%, due 8/15/14	4,900,000
	5,000,000	9.25%, due 6/15/16	4,875,000
	4,635,000	Jackson 9.50%, due 6/15/16	4,611,825
	3,000,000	Subsidiary Holdings Co. Ltd., 8.50%, due 1/15/13	2,940,000
		TOTAL COMMUNICATIONS	20,236,825	10.7%

		CONSUMER CYCLICAL
	1,000,000	Adelphia Communications Corp., 9.375%, due 11/15/09 *+#	16,600
	5,000,000	CW Media Holdings, Inc., 13.50%, due 8/15/15 (PIK) ##	4,283,037
		Interpublic Group of Cos.,#
	5,000,000	2.88313%, due 11/15/10 **	4,900,000
	600,000	6.25%, due 11/15/14	528,000
	1,000,000	10.00%, due 7/15/17 ##	1,015,000
	10,500,000	Leslie’s Poolmart, 7.75%, due 2/1/13#	9,975,000
		TOTAL CONSUMER CYCLICAL	20,717,637	11.0

		CONSUMER NON-CYCLICAL
	3,500,000	Baker & Taylor, Inc., 11.50%, due 7/1/13 ## #	945,000
		Select Medical Corp.,#
	7,500,000	7.625%, due 2/1/15	6,000,000
	1,300,000	7.65375%, due 9/15/15 **	897,000
		TOTAL CONSUMER NON-CYCLICAL	7,842,000	4.2

		ENERGY
		Enron Corp., *+#
	2,500,000	0.00% due 2/7/21	8,250
JPY	500,000,000	0.97%, expired maturity	—
EUR	10,000,000	4.375%, expired maturity	—
	$2,500,000	6.31%, expired maturity	4,750
	1,000,000	7.375%, expired maturity	11,000
	8,500,000	8.25%, expired maturity	26,350
	2,500,000	8.31%, expired maturity	—
GBP	1,500,000	8.75%, expired maturity	7,652
	$6,946,969	Texas Competitive Electric Holdings Co., 3.50%, due 10/10/14**#	4,932,348
		TOTAL ENERGY	4,990,350	2.6

		FINANCIALS
	11,036,000	Citigroup, Inc, 8.40%, due 4/29/49 +#	8,249,410
	8,500,000	Countrywide 2007-SEA1 2A1, 0.60375%, due 5/25/47 **#	2,637,994
	10,000,000	Crum & Forster Holding Corp., 7.75%, due 5/1/17#	8,300,000
		Ford Motor Credit Co.,#
	700,000	6.00%, due 1/20/15	385,000
	366,000	6.52%, due 3/10/13	236,985
	500,000	7.90%, due 5/18/15	307,500
		Glitnir Banki HF, ##+#
	5,000,000	4.75%, due 10/15/10	862,500
	5,000,000	6.375%, due 9/25/12	862,500
		GMAC LLC,#
	255,000	6.85%, due 7/15/16++	145,350
	155,000	7.375%, due 11/15/16	88,350
	218,000	7.50%, due 11/15/16	124,260
	200,000	7.00%, due 11/15/24	114,000
	57,000	6.00%, due 12/15/11	48,165
	100,000	6.00%, due 12/15/11 ##	86,500
	231,000	6.00%, due 4/01/11	198,660
	63,000	6.00%, due 4/01/11 ##	55,440
	723,000	6.875%, due 8/28/12	592,860
	460,000	6.875%, due 9/15/11	397,900
	488,000	7.25%, due 3/2/11	444,080
	500,000	7.75%, due 1/19/10	488,750
	976,000	7.75%, due 1/19/10 ##	954,040
	4,000,000	HUB International Holdings, Inc., 10.25%, due 6/15/15 ## #	2,880,000
	2,000,000	Janus Capital Group, Inc., 6.70%, due 6/15/17#	1,680,000
		Luminent Mortgage Trust,#
	22	2006-4 P, 0.00%, due 5/25/46 **	—
	110,000,000	2006-4 X, 3.39%, due 5/25/46 **	1,179,037
		Residential Capital LLC,#
	3,000,000	6.375%, due 6/30/10	2,190,000
	5,000,000	8.50%, due 5/15/10	4,400,000
	10,000,000	Washington Mutual Bank, due 6/16/10 +#	2,625,000
		TOTAL FINANCIALS	40,534,281	21.4

		HEALTH CARE
		HCA, Inc.,#
	7,000,000	6.95%, due 5/1/12	6,475,000
	4,000,000	7.875%, due 2/1/11	3,900,000
	3,000,000	8.50%, due 4/15/19	2,985,000
		TOTAL HEALTH CARE	13,360,000	7.1

		INDUSTRIAL
		Delta Airlines, Inc., *+#
	$11,250,000	7.90%, due 12/15/09	156,375
	1,000,000	8.30%, due 12/15/29	13,940
		EuroTunnel Group UK PLC,#
GBP	702	3.00%, due 7/28/09	127,066
EUR	1,438	3.00%, due 7/28/09	201,803
	1,657	3.00%, due 7/28/10	249,977
GBP	949	3.00%, due 7/28/10	183,486
	$3,000,000	Neenah Foundry Co., 9.50%, due 1/1/17	900,000
		TOTAL INDUSTRIAL	1,832,647	1.0

The accompanying notes are an integral part of the financial statements.

	Par Value	Description	Value	Percentage of Net Assets

		TELECOMMUNICATION SERVICES
	$2,000,000	Cricket Communications, Inc., 7.75%, due 5/15/16## #	1,925,000	1.0%

		TOTAL FIXED INCOME SECURITIES (COST – $124,407,251)	111,438,740	59.0

		LOAN PARTICIPATIONS AND TRADE CLAIMS

		COMMUNICATIONS
EUR	9,730,516	Kabel Deutschland, EURLIBOR plus 7.00%, due 11/12/14 (PIK)#	11,129,165
	$2,969,492	OptaSite Towers LLC, USDLIBOR plus 1.65%, due 11/1/10#	2,672,542
		TOTAL COMMUNICATIONS	13,801,707	7.3

		CONSUMER CYCLICAL
	2,501,689	Baby Phat, 1st Lien Term Loan A, USDLIBOR plus 5.75%, due 7/18/11#	1,826,233
		Coach America, #
	3,621,420	Term Loan B, USDLIBOR plus 2.75%, due 4/20/14	2,969,566
	761,987	Letter of Credit, USDLIBOR plus 2.85%, due 4/20/14	624,829
	13,000,000	Fox & Hound Restaurant Group, 2nd Lien Term Loan B, USDLIBOR plus 9.25%, due 5/12/11#	9,360,000
		Laureate Education, Inc.,#
	4,269,292	Term Loan, USDLIBOR plus 3.25%, due 8/15/14	3,586,206
	638,937	Delayed Draw Term Loan, USDLIBOR plus 3.25%, due 8/15/14	536,707
		NPC Group Inc.,#
	3,312,822	Term Loan B, USDLIBOR plus 3.00%, due 9/29/13	2,584,001
	8,500,000	2nd Lien Term Loan, USDLIBOR plus 6.50%, due 9/29/14	4,505,000
	3,000,000	Quebecor World, Inc., 1st Lien, PRIME plus 5.00%, due 7/21/12#	2,820,000
	7,295,360	Rally Motorsport, Term Loan, USDLIBOR 2.50%, due 11/29/13#	4,741,984
	10,000,000	Univision Communication Initial, Term Loan, USDLIBOR plus 2.25%, due 9/29/14#	7,475,000
		TOTAL CONSUMER CYCLICAL	41,029,526	21.7

		CONSUMER NON-CYCLICAL
	4,500,000	U.S. Foodservice, Inc., Term Loan, USDLIBOR plus 2.50%, due 7/3/14#	3,195,000
	9,750,000	Wm. Wrigley Jr. Co., Term Loan B, USDLIBOR plus 3.50%, due 10/6/14#	9,701,250
		TOTAL CONSUMER CYCLICAL	12,896,250	6.8

		ENERGY
		ATP Oil & Gas,#
	4,356,539	1st Lien B-1 Term Loan, USDLIBOR plus 5.25%, due 7/15/14	3,245,622
	1,145,397	1st Lien B-2 Term Loan, USDLIBOR plus 5.25%, due 1/15/11	853,321
		Enron Corp., *+#
	10,000,000	Trade Claim 13923	—
	1,616,742	Trade Claim 99092	3,557
	383,258	Trade Claim 99093	843
	4,000,000	Trade Claim 99004	—
	6,000,000	Trade Claim 11342 and 11141	—
	11,016,146	Trade Claim 9314	—
	25,000,000	Trade Claim 99191	25,000
		TOTAL ENERGY	4,128,343	2.2

		FINANCIALS
	8,963,286	2-10 Home Buyers Warranty, 1st Lien Term Loan, USDLIBOR plus 5.50%, due 7/26/11 +#	717,063
	7,841,393	Affirmative Insurance Holdings, Inc., Term Loan, USDLIBOR plus 6.25%, due 1/31/14#	5,096,906
	2,992,386	DaimlerChrysler Financial Services Americas LLC, USDLIBOR plus 4.00%, due 8/3/12#	2,797,881
		TOTAL FINANCIALS	8,611,850	4.6

		HEALTH CARE
	9,760,000	Premier Dental Services, Term Loan, USDLIBOR plus 5.50%, due 6/30/13#	4,880,000	2.6

		INDUSTRIAL
	15,000,000	Collins Industries, 2nd Lien Term Loan, USDLIBOR plus 6.25%, due 10/31/11#	11,700,000
	3,000,000	Dresser, Inc., 2nd Lien Term Loan, USDLIBOR plus 5.75%, due 5/4/15#	2,130,000
		Navistar International Corp.,#
	533,333	Revolver, USDLIBOR plus 3.25%, due 1/19/12	453,333
	1,466,667	Term Loan B, USDLIBOR plus 3.25%, due 1/19/12	1,246,667
	11,518,432	Precision Partners Holding Co., Term Loan B, PRIME plus 5.50%, due 10/26/13#	6,853,466
	2,598,216	Wastequip, Inc., Term Loan, 12.00%, due 2/15/15#	779,465
	3,577,614	WW TDS, 1st Lien, USDLIBOR plus 4.50%, due 3/1/13#	2,504,330
		TOTAL INDUSTRIAL	25,667,261	13.6

		INFORMATION TECHNOLOGY
	3,780,000	H3C Holdings Ltd., Term Loan B, USDLIBOR plus 3.00%, due 9/28/12#	3,099,600
	1,960,000	NuVox, Inc., Term Loan B, USDLIBOR plus 3.25%, due 5/31/14#	1,764,000
	4,677,852	One Communications Corp., USDLIBOR plus 4.00%, due 6/30/12#	4,163,288
		TOTAL INFORMATION TECHNOLOGY	9,026,888	4.8

The accompanying notes are an integral part of the financial statements.

Par Value	Description	Value	Percentage of Net Assets

	TELECOMMUNICATION SERVICES
$6,560,000	Allegiance Telecom Liquidating Trust - B *+#	$1,312,000	0.7%

	TOTAL LOAN PARTICIPATIONS AND TRADE CLAIMS (COST — $157,702,539)	121,353,825	64.3

Number of Shares

		EQUITY SECURITIES (Unless otherwise noted)

		CONSUMER CYCLICAL
1,001,485		Adelphia Recovery Trust Series ACC-1 INT *	$20,030	— ^

		CONSUMER NON-CYCLICAL
CHF	25,000	Gate Gourmet Group Holdings, LLC Membership Units *#	506,539	0.3

		ENERGY
$300,000		Enron Corp., 7.00% (Preferred shares) *#+	—
479,200		Infinity Bio-Energy, Ltd. *	—
		TOTAL ENERGY	—	— ^

		FINANCIALS
250,253		Bank of America Corp.	3,303,340
100,000		Citigroup, Inc. (Preferred shares)	1,868,000
646		GMAC LLC, 7.00%, 12/31/11(Preferred shares)#	281,010
12,812,768		Investment in Cerberus CG Investor, LLC *#	1,153,149
36,562,500		Investment in Cerberus FIM Investors LLC *#	1,170,000
424,166		United Insurance Holdings Corp.*	1,993,580
60,494		United Insurance Holdings Corp. (Warrants) *	21,778
		TOTAL FINANCIALS	9,790,857	5.2

		INDUSTRIAL
EUR	1,583,893	Groupe EuroTunnel SA (Warrants) *	251,173	0.1

		INFORMATION TECHNOLOGY
	$1,000,000	Sun Microsystems, Inc.*	9,220,000	4.9

		TELECOMMUNICATION SERVICES
		BCE, Inc.,
CAD	25,000	4.65%, 8/1/11 (Preferred shares)	392,536
20,000		3.309%, 3/24/08 (Preferred shares)	288,061
30,000		6.174%, 12/1/10 (Preferred shares)	465,626
		TOTAL TELECOMMUNICATION SERVICES	1,146,223	0.6

		TOTAL EQUITY SECURITIES (COST — $43,594,871)	20,934,822	11.1

		TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT (COST — $325,704,661)	253,727,387	134.4

		INVESTMENTS SOLD SHORT@

		EQUITY SECURITIES

		FINANCIALS
$(231,508)		Citigroup, Inc.	(687,579)	(0.4)

		TOTAL EQUITY SECURITIES (PROCEEDS — $671,038)

		TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD SHORT	253,039,808	134.0
		OTHER LIABILITIES IN EXCESS OF ASSETS	(64,141,949)	(34.0)
		NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$188,897,859	100.0%

Notes to Portfolio of Investments:
*	Non-income producing security.
**	Reflects rate at June 30, 2009 on variable rate instruments.
#

Securities are valued at fair value per policies adopted by the Board of Directors. At June 30, 2009, $235,903,263 of securities were fair valued, representing 124.9% of net assets applicable to common shareholders.

##	Security is issued under Rule 144A and may be subject to certain restrictions as to resale. Unless otherwise noted, security is deemed liquid.
+	Issuer in default. At June 30, 2009, securities with a value of $19,835,138 were in default, representing 10.5% of net assets applicable to common shareholders.
++	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2009. Maturity date disclosed is the ultimate maturity date.
^	Less than 0.1%
PIK -	Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
EURLIBOR - London Inter-Bank Offer Rate (Denominated in Euro currency)
USDLIBOR - London Inter-Bank Offer Rate (Denominated in USD currency)
PRIME - Base rate U.S. banks charge for commercial loans.

Currency Type Abbreviations:

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The accompanying notes are an integral part of the financial statements.

FORWARD FOREIGN CURRENCY CONTRACTS

York Enhanced Strategies Fund, LLC had the following open forward foreign currency contracts as of June 30, 2009:

	Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
British Pound	2,486,000	USD	4,057,649	9/16/09	$(35,920)
Canadian Dollar	1,522,000	USD	1,347,499	9/16/09	36,341
Euro	8,055,000	USD	11,150,365	9/16/09	(146,476)
Swiss Franc	990,000	USD	907,009	9/16/09	(4,186)
United States Dollar	214,159	CAD	242,000	9/16/09	(5,683)
United States Dollar	427,417	CHF	465,000	9/16/09	568
United States Dollar	3,683,006	GBP	2,243,000	9/16/09	10,427
					$(144,929)

Currency Type Abbreviations:

CAD - Canadian Dollar

CHF - Swiss Franc

GBP - British Pound

USD - United States Dollar

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statement of Assets and Liabilities

June 30, 2009 (Unaudited)

Assets

Investments - at value (cost $325,704,661)	$253,727,387

Cash at bank	66,494,035

Cash collateral	15,403,226

Cash due from broker	2,139,359

Receivable for investments sold	13,457,387

Debt issuance costs, net of accumulated amortization of $2,630,329	3,177,645

Interest and dividends receivable	3,171,308

Preferred shares offering costs, net of accumulated amortization of $1,232,728	1,488,923

Unrealized appreciation on forward foreign currency contracts	47,336

Other Assets	92,716
359,199,322
Liabilities

Series A-1 Preferred Stock, $1,000 liquidation value per share applicable to 108,999 outstanding shares (108,999 shares authorized)	108,999,000

Senior revolving notes payable	37,000,000

Series A-2 Preferred Stock, $1,000 liquidation value per share applicable to 1 outstanding share (1 share authorized)	1,000

Payable for investments purchased	20,229,436

Management fees payable	2,374,663

Payable for securities sold short (proceeds of $671,038)	687,579

Professional fees payable	638,974

Unrealized depreciation on forward foreign currency contracts	192,265

Dividends payable on term preferred shares	42,209

Interest payable on senior revolving notes	15,870

Commitment fees payable	14,917

Accrued expenses and other payables	105,550
170,301,463

Net assets applicable to common shareholders	$188,897,859

Net asset value per common share ($188,897,859/331,919 common shares outstanding)	$569.11

Composition of net assets applicable to common shareholders

Common stock, $0.01 par value	$3,319

Paid-in capital	312,578,079

Distributions in excess of net investment income	(514,489)

Accumulated net realized gain (loss)	(51,030,258)

Unrealized appreciation/(depreciation) on:
Investments	(71,993,815)
Forward foreign currency contracts and translations	(144,977)

Net assets applicable to common shareholders	$188,897,859

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statement of Operations

For the six months ended June 30, 2009 (Unaudited)

Investment income
Interest	$13,935,012
Dividends (net of foreign withholding taxes of $23,074)	27,444
Total Income	13,962,456

Expenses
Management fee (Note 3)	1,185,969
Amortization of debt issuance costs (Note 2)	359,696
Professional fees	325,196
Commitment fees (senior debt) (Note 1)	177,328
Amortization of offering costs (preferred shares) (Note 2)	168,540
Insurance expense	164,410
Administration and transfer agent fees	120,106
Directors’ fees and expenses (Note 3)	77,819
Custodian fees	53,756
Other expenses	107,682
Expenses before interest expense and dividend distributions to term preferred shareholders	2,740,502
Interest expense (Note 1)	393,398
Dividend distributions to term preferred shareholders from net investment income	907,834
Total expenses	4,041,734
Net investment income	9,920,722

Realized and unrealized gain (loss) on investments, unfunded loan commitments and foreign currency transactions:

Net realized gain (loss) on:
Investments, including the results of foreign currency exchanges	(18,116,923)
Options written transactions	(12,605)
Short sale transactions	(244,609)
Foreign currency transactions	444,253
Net realized loss	(17,929,884)

Net change in unrealized appreciation (depreciation) of:
Investments, including the results of foreign currency exchanges and unfunded loan commitments	56,219,582
Short sales	874,957
Forward foreign currency contracts and translations	(229,708)
Net change in unrealized appreciation	56,864,831

Net realized and unrealized gain on investments, unfunded loan commitments, foreign currency transactions, forward foreign currency contracts and translations	38,934,947

Net increase in net assets applicable to common shareholders resulting from operations	$48,855,669

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statements of Changes in Net Assets

	Six Months Ended	Year ended
	June 30, 2009	December 31,
	(Unaudited)	2008

Increase (decrease) in net assets from operations:
Net investment income	$9,920,722	$36,127,677
Net realized loss	(17,929,884)	(29,721,475)
Net change in unrealized appreciation (depreciation)	56,864,831	(122,877,303)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	48,855,669	(116,471,101)

Distributions to common shareholders from:
Net investment income	—	(31,726,810)
Net realized gains	—	(2,972,401)
Total distributions	—	(34,699,211)

Net increase (decrease) in net assets applicable to common shareholders	48,855,669	(151,170,312)

Net assets applicable to common shareholders - Beginning of period	140,042,190	291,212,502

Net assets applicable to common shareholders - End of period (including distributions in excess of net investment income of $(514,489) and ($10,435,211), respectively)	$188,897,859	$140,042,190

Statement of Cash Flows

For the six months ended June 30, 2009 (Unaudited)

Cash flows from operating activities:
Net increase (decrease) in net assets applicable to common shareholders from operations	$48,855,669
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales and maturities of long-term investments	315,519,129
Proceeds from securities sold short	16,302,878
Cover short sale transactions	(24,459,031)
Purchases of long-term investments	(265,050,504)
Net change in unrealized appreciation of investments and short sales	(57,094,539)
Net realized loss on investments and short sales	18,374,137
Decrease in unrealized appreciation on forward foreign currency contracts and translations	229,708
Accretion/amortization of discounts and premiums, net	(3,136,600)
Decrease in cash due from broker	8,850,448
Amortization of debt issuance costs	359,696
Amortization of offering costs (preferred shares)	168,540
Decrease in interest and dividends receivable	1,408,003
Decrease in other assets	153,136
Decrease in reclaims receivable	514,192
Increase in management fee payable	1,185,969
Decrease in dividends payable on term preferred shares	(69,032)
Increase in commitment fees payable	1,673
Decrease in interest payable on notes	(55,485)
Increase in professional fees payables	327,685
Decrease in undrawn loan commitments payable	(2,727,000)
Decrease in accrued expenses and other payables	(33,288)
Net cash provided by operating activities	59,625,384
Cash flows from financing activities:
Distributions to common shares	(14,221,036)
Decrease in senior revolving notes payable	(30,000,000)
Net cash used in financing activities	(44,221,036)
Net increase in cash	15,404,348
Cash at beginning of period	66,492,913
Cash at end of period	$81,897,261

Supplemental disclosure of cash flow information:
Interest paid on notes during the period	$448,884
Dividends paid to term preferred shareholders	$462,673

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Financial Highlights

	For the Six Months
	Ended					For the Period from
	June 30, 2009		Year ended December 31,			November 17, 2005* to
	(Unaudited)		2008	2007	2006	December 31, 2005

Selected data for a common share outstanding throughout the period.

Net asset value, beginning of period	$421.92		$877.36	$989.42	$926.57	$1,000.00

Increase (decrease) in net assets from operations:
Net investment income (loss)**	29.89		108.84	57.45	19.73 (4)	(5.40)
Net realized and unrealized gain (loss) on investments**	117.30		(459.74)	(1.81)	107.57	0.58
Net increase (decrease) in net assets applicable to common shareholders from operations	147.19		(350.90)	55.64	127.30	(4.82)

Distributions to common shareholders from:
Net investment income	—		(95.59)	(86.93)	(38.62)	—
Net realized gains	—		(8.95)	(80.77)	(25.83)	—
Total distributions	—		(104.54)	(167.70)	(64.45)	—

Common shares placement and offering costs charged to paid-in capital	—		—	—	—	(68.61)

Net asset value, end of period	$569.11		$421.92	$877.36	$989.42	$926.57

Total return per common share	34.89%		(42.00)%	5.39%	13.74%	(7.34	)%^

Percentages and supplemental data:

Net assets, end of period (000’s)	$188,898		$140,042	$291,213	$328,408	$150,568

Ratios to average net assets applicable to common shareholders (Note 1):
Expenses (excluding interest expense and preferred share distributions)	3.40	%(1)	-2.22%	4.19%	7.19%	8.80	%(1)
Expenses (including interest expense and preferred share distributions)	5.01	%(1)	1.37%	9.24%	9.85%	N/A
Expenses (including interest expense and preferred share distributions, but excluding dividend expense on special share)	5.01	%(1)	6.89%	7.74%	6.00%	N/A
Net investment income (loss) (excluding interest expense and preferred share distributions)	13.90	%(1)	17.98%	11.21%	4.10%	(4.83	)%(1)
Net investment income (including interest expense and preferred share distributions)	12.29	%(1)	14.39%	6.15%	1.44%	N/A
Net investment income (including interest expense and preferred share distributions, but excluding dividend expense on special share)	12.29	%(1)	8.87%	7.65%	5.29%	N/A
Asset coverage per preferred share (2)	$3,072		$2,899	$5,158	$6,999	—
Liquidation and market value per preferred share	$1,000		$1,000	$1,000	$1,000	$1,000
Asset coverage per $1,000 of senior revolving note (3)	$9,051		$4,717	$3,470	$3,532	—
Liquidation value of preferred shares outstanding (000’s)	$109,000		$109,000	$109,000	$81,750	$1
Aggregate principal amount of senior revolving notes outstanding (000’s)	$37,000		$67,000	$162,000	$162,000	—

Portfolio turnover rate	141	%^	110%	155%	159%	14	%^

*	Commencement of operations.
**	Per share amounts are based upon the average number of common shares outstanding.
^	Not annualized.
(1)	Annualized
(2)

Asset coverage per preferred share equals net assets of common shares plus the redemption value of the preferred shares, plus the senior revolving notes outstanding, divided by the total number of preferred shares outstanding at the end of the period.

(3)

Asset coverage per $1,000 of senior revolving note equals net assets of common shares plus the redemption value of the preferred shares, plus the senior revolving notes outstanding, divided by principal amount at the end of the period times $1,000.

(4)	The 2006 dividend distributions to term preferred shareholders from net investment income and capital gains has been reclassified into investment income to conform with the 2007 presentation.

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization, Investment Objective and Capitalization Structure:

York Enhanced Strategies Fund, LLC (the “Company”), a Delaware limited liability company, is registered as a non-diversified closed-end management investment company under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”). The Company received its initial funding on November 17, 2005 (the “Closing Date”) in connection with a private offering of its shares to qualified investors and commenced operations immediately thereafter. The term of the Company is ten years, unless extended for up to two separate one-year periods, at the option of the common shareholders.

The Company was formed with a focus primarily on credit-oriented investments in both the United States and Europe, while also selectively targeting equity opportunities. The Company’s objective is to realize compelling risk-adjusted returns that are uncorrelated to price changes in the public markets. The Company invests in less liquid investments, such as mezzanine financing, bank loans, equity securities, rescue financing and bridge financing transactions.

The Company is authorized to issue common shares (“Common Shares”) in the amount of $325,000,000 (the “Common Commitments”), Series A-1 floating rate term preferred shares (the “Term Preferred Shares”) in the amount of $108,999,000 (the “Preferred Commitments”), one Series A-2 preferred share (the “Special Share”) in the amount of $1,000, and debt (the “Notes”) in the amount of $216,000,000 (the “Debt Commitments”) (together, $650,000,000 of “Capital Commitments”). The Company has the ability to draw the Debt Commitments at various times. At June 30, 2009, $324,943,700 of the Common Commitments, $108,999,000 of the Term Preferred Commitments, the $1,000 Special Share, as well as $37,000,000 of the Debt Commitments had been drawn.

York Enhanced Strategies Feeder Fund, a Delaware statutory trust, and York Enhanced Strategies Feeder Fund (Cayman) Ltd., a Cayman Islands exempted company (together, the “Feeder Funds”), have been established as entities whose sole investment is in Common Shares of the Company and at June 30, 2009 owned 47.4% and 22.2%, respectively, of the Company’s issued and outstanding Common Shares. Shares of these Feeder Funds were offered and sold to investors both inside and outside the United States.

Term Preferred Shares

The Term Preferred Shares have a liquidation preference of $1,000 per share, plus an amount equal to accumulated but unpaid dividends (whether or not declared). Such shares rank on parity with the Special Share as to the payment of dividends and distributions of assets upon liquidation, rank junior to any borrowings and other debts and expenses of the Company, including the Notes, and rank senior to the Common Shares as to distributions of assets and payment of dividends. Holders of the Term Preferred Shares and the Special Share, voting separately as a class, are entitled to elect two of the Company’s Directors. On all other matters, holders of the Term Preferred Shares, Special Share and Common Shares vote together as a single class, with one vote for each share. At June 30, 2009, 108,999 Term Preferred Shares were outstanding.

The Term Preferred Shares have a dividend rate equal to LIBOR plus 0.30%, reset at the beginning of each quarterly rate period, plus an additional amount, if applicable, which approximates the U.S. withholding tax payable by any holder of the Term Preferred Shares with respect to such dividend. For the six months ended June 30, 2009, the average dividend rate was 1.84%.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2009 (Unaudited)

The Term Preferred Shares are subject to mandatory redemption on November 15, 2013, which is extendable for up to two one-year periods with the approval of both the holders of at least 75% of the shares then outstanding and the credit enhancer (as defined below), at a redemption price of $1,000 per share plus accumulated but unpaid dividends thereon. Additionally, under certain conditions, the Company may be required to either redeem certain of the Term Preferred Shares or repay indebtedness, at the Company’s option. Such conditions include failure by the Company to maintain adequate collateral as required by the terms of the Notes or by the Statement of Preferences of the Term Preferred Shares, or a failure by the Company to maintain sufficient asset coverage as required by the 1940 Act. The Term Preferred Shares are redeemable at the option of the Company, subject to certain provisions, at any time after the five-year anniversary of their initial issuance provided no less than 10% of the Term Preferred Shares remain outstanding.

Commitment fees of 0.10% per annum are accrued on the unissued Term Preferred Shares with respect to the Preferred Commitments and amounted to $0 for the six months ended June 30, 2009, since the Term Preferred Shares have been fully drawn.

Payment of dividends, the above commitment fees, and the redemption price on the final mandatory redemption date are guaranteed under a preferred shares insurance policy obtained from an insurance company (the “credit enhancer”), the premiums of which are 0.30% per annum on the redemption value of issued Term Preferred Shares and 0.10% per annum on the Preferred Commitments for unissued Term Preferred Shares. These premiums are included in insurance expenses in the Statement of Operations. In the event the Company fails to make dividend payments on the Term Preferred Shares, the credit enhancer has certain rights, which if asserted, may have a detrimental effect on the Company and its common shareholders, including but not limited to the right to appoint additional directors such that their appointees comprise a majority of the Board of Directors.

Special Share

The Special Share is redeemable at the option of the Company, in whole or in part, at any time after the termination for any or no reason pursuant to the Investment Management Agreement in an amount equal to $1,000 plus accumulated and unpaid dividends. The Special Share is entitled to dividends as described in Note 3. During the six months ended June 30, 2009, the Special Share was not entitled to a dividend. At June 30, 2009, 1 Special Share was outstanding.

Notes

The Company has entered into a senior revolving note purchase agreement with certain holders, which provides for the issuance of Notes in the amount of the Debt Commitments. Amounts drawn under the Notes may be repaid, in whole or in part, at the election of the Company, and redrawn subject to the drawdown criteria. The Notes mature November 15, 2013, subject to extension at the option of the holders of 100% of the outstanding principal amount of the Notes for two 12-month periods. At June 30, 2009, $37,000,000 aggregate principal amount of the Notes was outstanding.  During the six months ended June 30, 2009, the Company paid down $30,000,000 of the Notes.

The outstanding principal amount of the Notes bears interest at a rate per annum of LIBOR plus 0.40%, payable quarterly in arrears.  For the six months ended June 30, 2009, the average interest rate was 1.94%. At June 30, 2009, the interest rate on the Notes was 1.03%.  A commitment fee accrues on the undrawn amount of the Debt Commitments at a rate per annum of 0.20%, payable quarterly. For the six months ended June 30, 2009, the Company expensed $177,328 in commitment fees on the Debt Commitments of which $14,917 was payable at June 30, 2009.

The agreements related to the Notes and Term Preferred Shares have covenants, which if not maintained, may cause a default and/or give these holders or other parties various rights, which if asserted, can have a detrimental effect on the Company and its common shareholders.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2009 (Unaudited)

Subject to the terms of a pledge and inter-creditor agreement, the Company has pledged substantially all the Company’s assets as collateral for its obligations due under the Notes and the credit enhancement for the Term Preferred Shares.

Administrative Expense Limit

The Company, pursuant to the Indenture governing the Notes, is subject to an administrative expense limit of 2% of the investment portfolio including cash of the Company. For the six months ended June 30, 2009, the Company did not exceed this limit.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Net Asset Value Calculation - The net asset value (“NAV”) per Common Share of the Company is calculated as of the last business day of each calendar quarter and on such other dates as determined by York Enhanced Strategies Management, LLC, a New York limited liability company (“York” or “the Investment Manager”) or the Board of Directors.

Cash – Cash in the Statement of Cash Flows comprises cash on hand including cash collateral and foreign cash at bank.

Security Valuation - Investments in securities traded on a nationally recognized securities exchange or over-the-counter market will generally be valued at the closing price on such exchange or market. Securities not traded on a nationally recognized securities exchange or over-the-counter market are recorded at their fair value as determined in good faith by the Investment Manager, in consultation with the valuation committee, pursuant to valuation procedures approved by the Board of Directors. Such procedures consider prices obtained from one or more brokerage firms or financial institutions making markets in these instruments. The market for such investments may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors. Also, there may be only a single or limited number of market makers for certain of the Company’s investments. Accordingly, the market for such investments may be thinly traded and prices quoted may be more volatile than would be the case with more established markets. Because of the inherent uncertainty of valuation, estimated fair values do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future circumstances, and the differences could be material.

Forward currency contracts are valued based upon quoted market prices.

Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which with accrued interest, approximates fair value.

The Company adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurement (“FAS 157”) as of January 1, 2008, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value.  FAS 157 establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring investments and liabilities at fair value.

Market price observability is affected by a number of factors, including the type of investment and the characteristics specific to the investment. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Investments with readily available active quoted prices or for which fair value can be

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2009 (Unaudited)

measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments and other financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

Level I – Quoted prices are available in active markets for identical investments as of the reporting date. The type of investments which would generally be included in Level I include listed equities and other listed securities. As required by FAS 157, the Company does not adjust the quoted price for these investments.

Level II – Pricing inputs that are other than quoted prices in active markets included within Level I including quoted prices for similar investments in active markets, quoted prices for identical or similar investments in markets that are not active, inputs other than quoted prices that are observable for the investment (e.g. credit spreads, yields) and inputs that are derived from or corroborated by observable market data by correlation. Investments which are generally included in this category include less readily marketable and restricted equity securities, forward contracts, total return swaps and certain corporate bonds.

Level III – Pricing inputs are unobservable for the investment and includes situations where there is little, if any, market activity. The inputs into the determination of fair value may require significant management judgment or estimation. Even if observable-market data for comparable performance or valuation measures (earnings multiples, yield to maturities, other financial/valuation ratios, etc.) are available, such investments are grouped as Level III if any significant data point that is not also market observable (private company earnings, cash flows, etc.) is used in the valuation process. Investments where the Company obtained independent third party valuations or multiple broker quotes may fall into this level.

Level III investments are fair valued with a variety of inputs such as broker and counterparty quotes, pricing services, independent third-party valuation firms, and valuation models. The valuation models are built with different approaches (yield analysis, enterprise value, etc) depending on the particular company and industry. The types of investments which would generally be included in this category include equity and/or debt securities issued by private entities, certain corporate bonds, and bank debt.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2009 (Unaudited)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Company’s investments and financial instruments carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Fixed Income Securities	$—	$—	$111,438,740
Loan Participations and Trade Claims	—	—	121,353,825
Equity Securities	16,885,372	251,173	3,110,698
	16,885,372	251,173	235,903,263
Other Financial Instruments*	—	(144,929)	—
Total	$16,885,372	$106,244	$235,903,263

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fixed Income	Loan Participations and	Equity	Other Financial
	Securities	Trade Claims	Securities	Instruments (OFI)*
Balance as of 12/31/08	$41,329,593	$140,106,740	$1,868,832	$(2,727,000)
Realized gain (loss), net	(13,038,942)	2,162,083	3,243	436,661
Change in unrealized appreciation (depreciation), net	18,503,699	19,975,978	295,739	1,996,200
Accretion (amortization) of discounts/premiums, net	1,423,662	562,703	—	—
Net purchases (sales)	32,559,708	(38,297,469)	942,884	294,139
Transfers in and/or out of Level 3**	30,661,020	(3,156,210)	—	—
Balance as of 6/30/09	$111,438,740	$121,353,825	$3,110,698	$—

Net change in unrealized appreciation (depreciation) of investments still held as of 6/30/09	$9,563,389

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument and unfunded loan commitment.

** Transfers are calculated based on the beginning of period values.

Foreign Currency Translations - Assets and liabilities denominated in foreign currencies are reflected on the Statement of Assets and Liabilities at their U.S. dollar spot values as of the financial statement date. Gains and losses attributed to changes in the value of foreign currencies for specific investments are reflected on the Statement of Operations as a component of realized and unrealized gain/loss on investment.

Security Transactions - Security transactions are accounted for on trade date for financial reporting purposes (the date on which the order to buy or sell is executed). Realized gains and losses on sales of securities are determined based on the identified cost of securities sold, generally using the highest cost method.

Loans and Other Direct Debt Instruments – The Company may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the Company to supply additional cash to the borrower on demand.  Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Investment Income and Expenses - Interest income is recognized on an accrual basis, increased by the accretion of discount and decreased by the amortization of premium using the effective yield method. Dividend income is recognized on the ex-dividend date, net of applicable withholding taxes. Interest expense is recognized on an accrual basis. Dividend expense on securities sold short is recognized on the ex-dividend date.

Offering and Placement Costs - Costs incurred by the Company in connection with the offering of the Common Shares, including those issued to the Feeder Funds, were recorded as a reduction of paid-in capital applicable to common shares. Costs incurred in connection with the offering of the Term Preferred Shares have been recorded as preferred shares offering costs, an asset on the Statement of Assets and Liabilities. Such costs are amortized on a straight-line basis from the Closing Date to their mandatory

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2009 (Unaudited)

redemption date. The effect of using the straight-line method rather than the interest method is not expected to materially affect the Company’s operating results.

Debt Issuance Costs - Costs incurred in connection with placing the Company’s Notes have been recorded as debt issuance costs and are amortized on a straight-line basis from the Closing Date to the expected maturity date of the Notes. The effect of using the straight-line method rather than the interest method is not expected to materially affect the Company’s operating results.

Federal Income Taxes - The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. Federal income tax purposes. It intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for Federal income tax has been made. However, the Company could be restricted from making distributions necessary to qualify as a RIC due to certain asset coverage ratio requirements under the 1940 Act and financial covenants under the terms of the Term Preferred Shares and Notes. There can also be no assurance that the Company’s distributions, including but not limited to any dividend on the Special Share, may not be considered preferential and not meet the annual distribution requirements of a RIC. If the Company fails to qualify as a RIC, the resulting corporate income tax could substantially reduce the Company’s net assets and distributions.

At June 30, 2009, the Federal income tax cost basis of securities was $325,033,623 and, accordingly, net unrealized depreciation for Federal income tax purposes was $71,993,815 of which $7,897,516 related to appreciated securities and $79,891,331 related to depreciated securities.

Dividends and Distributions to Common and Preferred Shareholders - Dividends and distributions are recorded on the ex-dividend date. The amount and character of income and capital gains distributions to be paid by the Company are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature. Timing differences are primarily due to the timing of the deductibility of certain expenses such as organizational costs, debt issuance costs, as well as wash sales, forward foreign currency contracts, straddles, Post-October losses, partnership adjustments and accrued dividends on preferred shares. Permanent differences are primarily due to differing treatments of paydown gain (loss), foreign currency gain (loss) and preferred stock offering costs, and resulted in a decrease to distributions in excess of net investment income of $3,950,837, an increase to accumulated realized loss of $3,610,051 and a decrease in paid-in capital to common shareholders of $340,786 at December 31, 2008.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets and the Statement of Operations due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid to common shareholders and holders of Term Preferred Shares during 2008 from ordinary income and long-term capital gain were as follows:

		Term
	Common Shares	Preferred Shares
Ordinary income	$32,077,664	$4,219,200
Long-term capital gains	2,621,547	—

The tax character of distributions paid to common shareholders and holders of Term Preferred Shares during 2007 from ordinary income and long-term capital gain were as follows:

		Term
	Common Shares	Preferred Shares
Ordinary income	$53,338,686	$5,533,279
Long-term capital gains	2,323,367	545,470

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2009 (Unaudited)

At December 31, 2008, the components of accumulated losses on a tax basis were as follows:

Unrealized	Accumulated Net	Other
Appreciation/	Realized	Temporary
(Depreciation)	Gain/(Loss)	Differences
$(133,789,719)	(28,431,917)	(10,317,572)

These numbers differ from those in the composition of net assets on the Statement of Assets and Liabilities for reasons mentioned above.

Capital losses incurred after October 31 (“post-October” capital losses) within the taxable year are deemed to arise on the first business day of the Company’s next taxable year. The Company deferred post-October capital losses in the amount of $8,905,163 during 2008.

As of December 31, 2008, the Company had a capital loss carryforward for tax purposes of $19,526,754 which expires on December 31, 2016.

Management has analyzed the Company’s tax positions taken or expected to be taken on its federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax expense for unrecognized tax benefits would be required in the Company’s financial statements. The Company’s federal and state income and federal excise tax returns for tax years 2005, 2006, 2007 and 2008 are subject to examination by the Internal Revenue Service and state departments of revenue.

Indemnifications - Under the Company’s organizational documents, its officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Management Fees and Other Transactions with Affiliates:

Management Fee - York is the investment manager to the Company. Pursuant to the Investment Management Agreement, the Company pays York as partial compensation for all services rendered a fee (“Management Fee”), payable quarterly, at a rate currently equal to 1.00% per annum of the Management Fee Capital as of each calendar quarter end.  Since 2007, Management Fee Capital is the quarter-end value of the Company’s investments portfolio (including cash).  Prior to January 1, 2008, the Management fee rate was 0.75% per annum of the Management Fee Capital.

Additionally, as holder of the Special Share, York is entitled to contingent dividends (the “Carried Interest”) equal to the greater of 1) $40 per year and 2) 100% of the amount by which the cumulative distributions and amounts distributable to the holders of the Common Shares (excluding any distribution relating to the original capital payment made for the Common Shares) exceed a 2% quarterly weighted average return on undistributed net assets attributable to the Common Shares until York has received from the Company an amount equal to 20% of the aggregate cumulative distributions of net income and gain to the holders of the Common Shares. This 2% quarterly weighted average return on undistributed capital is cumulative (but not compounded) up to an aggregate of 8% per year. Thereafter, the Special Share is entitled to 20% of the additional distributions and distributable dividends and gains, so long as the cumulative dividends to the Common Shares are at least 80% of the total cumulative dividends.

Even if the thresholds that would entitle a payment of the Carried Interest to York are not met, the Company accrues for the Carried Interest on its cumulative net investment income and cumulative net gain on investments, including unrealized gains on investments, distributable to the holders of the Common Shares. As of December 31, 2008, York did not meet the threshold for a Carried Interest payment.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2009 (Unaudited)

Accordingly, as of and for the year ended December 31, 2008, York has not earned, and the Company has no obligation for, any Carried Interest.  Therefore, the accrued, but not earned, Carried Interest at December 31, 2007, which was reflected as accrued dividend payable on special share, was reversed during the year ended December 31, 2008 and is reflected as a dividend expense reversed on Special Share in the Statement of Operations.

Directors’ Fees - Certain officers and a Director of the Company are also officers of York or its affiliates. The Company does not pay any compensation directly to its officers or Directors who are directors, officers or employees of York or its affiliates.

Affiliated Shareholders - Included in net assets applicable to common shareholders is approximately $14,531,000 attributable to affiliates of York.

4. Investment Transactions:

During the six months ended June 30, 2009, the Company made purchases and sales totaling $327,343,014 and $363,067,812, respectively, of investment securities excluding U.S. Government securities and short-term investments.

The written options activity for the six months ended June 30, 2009 were as follows:

	Contracts	Premiums
Balance as of December 31, 2008	—	$—
Options written	5,840	542,177
Options terminated in closing purchase transactions	(3,773)	(348,732)
Options expired	(2,067)	(193,445)

Balance as of June 30, 2009	—	$—

5. Investment Risks:

The Company’s investment activities expose it to various types of risk, both on and off balance sheet, which are associated with the financial instruments and markets in which it invests. These financial instruments expose the Company to varying degrees to elements of credit, market, interest rate, currency, liquidity and short sale risk. The Investment Manager actively monitors and seeks to manage these risks by employing various strategies. In addition, it is the policy of the Company to transact the majority of its securities and contractual commitment activity with broker-dealers, banks and regulated exchanges that the Investment Manager considers to be well established.

Credit risk - Credit risk represents the potential loss that the Company would incur if the counterparties failed to perform pursuant to the terms of their obligations to the Company. The Company minimizes its exposure to credit risk by conducting transactions with established and reputable brokers and financial institutions.

The clearing and depository operations for the Company’s securities transactions as well as execution of forward currency contracts are provided by The Bank of New York Mellon and Goldman Sachs Group, Inc. The Company is subject to credit risk should The Bank of New York Mellon or Goldman Sachs Group, Inc. be unable to fulfill their obligations.

The Company invests in defaulted securities as well as lower rated and comparable quality unrated high yield securities. Investments in defaulted and other high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher quality

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2009 (Unaudited)

rated securities. The risk of loss may be significantly greater for holders of defaulted and high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Investment in debt exposes the Company to the risk that an issuer will default on the payment of interest, principal or both. The extent of the Company’s exposure to credit risk in respect of these financial assets approximates their carrying value as recorded in the Company’s Statement of Assets and Liabilities.

Interest rate risk - The Company is exposed to risks associated with the effects of fluctuations in the prevailing levels of market interest rates on its financial position and cash flows.

Currency risk - The Company invests in assets or has liabilities denominated in currencies other than its reporting currency, the United States Dollar. Consequently, the Company is exposed to risks that the exchange rate of the United States Dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Company’s assets or liabilities which are denominated in currencies other than the United States Dollar. The Company enters into forward foreign currency contracts to minimize this currency risk.

Liquidity risk - Securities in which the Investment Manager is authorized to invest include securities for which there is a relatively inactive trading market. The sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange or for which there is an active over-the-counter market. The market for such securities may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors. Such illiquidity may adversely affect the timing or value on liquidation of portfolio assets.

Short sale risk - The Company may enter into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. Due to the nature of a short sale, the potential for loss is unlimited. The initial amount of a short sale is recorded as a liability which is marked to fair value daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of Operations. The Company will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position). The Company is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Company. The Company designates collateral consisting of liquid assets sufficient to collateralize the fair value of short positions.

The Company invested in derivative instruments during the reporting period.  The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk.  The effect of such derivative instruments on the Company’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as	Asset Derivatives		Liability Derivatives
hedging instruments, carried at	Balance		Balance
fair value	Sheet Location	Fair Value	Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$47,336	Unrealized depreciation on forward foreign currency contracts	$192,265
Equity contracts	Investments	272,951	—	—
Total		$320,287		$192,265

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2009 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as
hedging instruments, carried at	Forward	Purchased	Written
fair value	Contracts	Options	Options	Total
Foreign exchange contracts	$239,920	$—	$—	$239,920
Equity contracts	—	31,245	(12,605)	18,640
Total	$239,920	$31,245	$(12,605)	$258,560

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as
hedging instruments, carried at	Forward
fair value	Contracts	Warrants	Total
Foreign exchange contracts	$(262,568)	$—	$(262,568)
Equity contracts	—	73,271	73,271
Total	$(262,568)	$73,271	$(189,297)

6. Due from Broker:

As of June 30, 2009, cash due from broker represents monies pledged as collateral for short positions and forward foreign currency contracts. Interest is earned on credit balances maintained at the broker.  Forward currency contracts are valued based upon quoted market prices.  It is the Company’s policy to not offset fair value amounts recognized for forward currency contracts executed with the same counterparty.

YORK ENHANCED STRATEGIES FUND, LLC

June 30, 2009 (Unaudited)

Reporting to Shareholders (Unaudited)

The Company provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 70 days of the end of the Company’s second and fourth fiscal quarters by filing the reports electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. The Company also delivers the semi-annual and annual reports to shareholders. The Company also files a complete schedule of portfolio holdings with the SEC for the Company’s first and third fiscal quarters on Form N-Q. The Company does not deliver the reports for the first and third fiscal quarters to shareholders. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC- 0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures & Proxy Voting Record (Unaudited)

A copy of (1) the Company’s policies and procedures with respect to the voting of proxies relating to the Company’s portfolio securities; and (2) how the company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling collect (212) 300-1300 or by accessing the SEC’s website at www.sec.gov. The Company’s proxy voting history is also available on Form N-PX, which can be found by accessing the SEC’s website at www.sec.gov.

ITEM 2.  CODE OF ETHICS.

Not applicable for filing of semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included in the Semi-Annual Stockholder Report in Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

No change.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported in a timely manner.

(b) There have been changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the fiscal period covered by this report that have materially affected, or are reasonably likely to affect, the Registrant’s internal control over financial reporting. Remediation steps have been taken to enhance the Registrant’s internal controls over financial reporting to address the control weaknesses detailed in our previous filing.  The remediation steps include the formation of a review group to ensure proper documentation in our valuation process for all investments, which is then signed off on by a portfolio manager and the Chief Financial Officer.

ITEM 12.  EXHIBITS.

(a)(1) None.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

(a)(3) None.

(b) None.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:	/S/ Jeffrey A. Weber

Name: Jeffrey A. Weber
Title: President

Date: August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ James G. Dinan

Name: James G. Dinan
Title: Chief Executive Officer (principal executive officer)

Date: August 31, 2009

By:	/S/ Adam J. Semler

Name: Adam J. Semler
Title: Chief Financial Officer and Secretary (principal financial officer)

Date: August 31, 2009